Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2025
Changes in Goodwill
The changes in Goodwill during the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025

	(in millions of yen)
Balance at beginning of fiscal year	92,695	92,928	164,458
Goodwill acquired (1)	233	66,980	—
Foreign exchange translation	—	4,550	(865)
Balance at end of fiscal year	92,928	164,458	163,593

Gross amount of goodwill (2)	163,209	235,563	233,960
Accumulated impairment losses	70,281	71,105	70,367

Notes:
(1)	For the fiscal year ended March 31, 2024, Goodwill acquired is entirely related to the acquisition of Greenhill & Co., Inc.
(2)	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 30 “Business segment information.”

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets at March 31, 2024 and 2025:

	2024			2025
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	135,866	102,231	33,636	135,756	109,570	26,186
Other	7,696	3,641	4,055	7,498	5,131	2,366

Total	143,562	105,871	37,690	143,254	114,702	28,552

Intangible assets not subject to amortization:
Total	7,293	—	7,293	6,920	—	6,920

Total	150,855	105,871	44,984	150,173	114,702	35,472

Note:
Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Estimated Aggregate Amortization Expense in Respect of Intangible Assets
The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2026	7,221
2027	6,504
2028	3,534
2029	3,082
2030	2,681